FAIR VALUE MEASUREMENT - Market Valuation Adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Credit and funding valuation adjustments contra-liability (contra-asset)
Counterparty CVA	$ (1,470)	$ (1,853)
Asset FVA	(584)	(518)
Citigroup (own-credit) CVA	471	580
Liability FVA	106	19
Total CVA—derivative instruments	(1,477)	(1,772)
Credit, Funding and Debt Valuation Adjustments Gain (Loss) [Abstract]
Counterparty CVA	(115)	(43)	$ 291
Asset FVA	(66)	(518)	0
Own-credit CVA	(28)	(65)	(223)
Liability FVA	98	19	0
Total CVA—derivative instruments	(111)	(607)	68
DVA related to own FVO liabilities	366	217	(410)
Total CVA and DVA	$ 255	$ (390)	$ (342)
Weighted average FICO score of the underlying collateral for Alt-A mortgage securities recorded at fair value, low end of range	680
Weighted average FICO score of the underlying collateral for Alt-A mortgage securities recorded at fair value, high end of range	720
Maximum percentage of underlying collateral where FICO scores are greater than 720	30.00%